SUBSEQUENT EVENTS	12 Months Ended
Feb. 29, 2012
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

22. SUBSEQUENT EVENTS

  Settlement of Contingent Consideration

        On October 13, 2010, the Company acquired all of the outstanding shares of Axerra Networks Inc. ["Axerra"], a leader in pseudowire technology, under a share purchase agreement dated October 13, 2010. The total potential purchase price was up to $25,000 which included $9,500 paid in cash on October 13, 2010 and a potential earn-out of $15,500, based on sales performance over the following 16 months, which could have been paid-out in either cash, or the Company's shares at the Company's option.

        The earn-out phase of the acquisition was completed on February 13, 2012 and, based on actual sales, the earn-out amount was determined to be $1,884. Subsequent to February 29, 2012, at DragonWave's option, $84 of the earn-out was paid in cash, and the balance of the earn-out was paid with 400,983 common shares of DragonWave, valued at $4.49 per common share based on a 20 day volume weighted average price.

        During the year ended February 29, 2012, the Company recognized $557 of accretion expense with regards to the contingent consideration liability [year ended February 28, 2011 – $352]. During the year ended February 29, 2012 the Company also recognized a gain on the settlement of the contingent consideration in the amount of $13,296.